VIA EDGAR TRANSMISSION

May 1, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Variable Separate Account ("Registrant")
     SunAmerica Annuity and Life Assurance Company ("Depositor")
     Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-03859)
     (Central Index Key 0000729522)

     FILE NUMBER       PRODUCT NAME
     002-86837         American Pathway II
     033-47473         Polaris
     333-25473         Polaris II
     333-58234         Polaris Platinum II / Polaris II Platinum Series
     333-65118         Polaris Choice II / Polaris Choice III
     333-102906        Polaris Protector
     333-137895        Polaris Platinum II
     333-137887        Polaris II Platinum Series
     333-137892        Polaris Choice III
     333-137867        Polaris Preferred Solution
     333-147006        Polaris Advisor III
     333-144000        Polaris Advantage
     333-174625        Polaris Advantage II
     333-157199        Polaris Platinum III
     333-172003        Polaris Choice IV
     333-175414        Polaris Retirement Protector

Members of the Commission:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, in connection with the above-referenced Registration Statements, Registrant hereby certifies that:

(1) The form of prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statements or amendments filed with the Securities and Exchange Commission, and

(2) The text of the most recent Registration Statements or amendments has been filed with the Securities and Exchange Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6259.

Very truly yours,

/s/ Helena Lee

Helena Lee
Senior Counsel